4. SIGNIFICANT ACCOUNTING POLICIES: i) Intangible assets: Schedule of Amortization (Details)	12 Months Ended
Dec. 31, 2020
Retail license
Property, Plant and Equipment, Useful Life	5 years
Capitalized Contract Cost, Amortization Method	Straight-line
Product license
Property, Plant and Equipment, Useful Life	5 years 6 months
Capitalized Contract Cost, Amortization Method	Straight-line